Risk and Capital Management - Summary of Sensitivity Analysis Presented in Relation to Insurance Operations Demonstrate Impact on Cash Flows Market Value (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 19,010	R$ 17,712
NTN-C [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 7,025	R$ 5,495
DV01	(3.11)	(2.57)
NTN-B [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 5,215	R$ 8,675
DV01	(5.42)	(9.42)
NTNF [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 134
DV01		(0.08)
LTN [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	2,098
DV01		(0.31)
BTU [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance		R$ 152
DV01		(0.04)
Indexed to IPCA [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 22	R$ 83
DV01	(0.01)	(0.01)
Indexed to PRE [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 85	R$ 142
DV01		(0.01)
Indexed to CLP [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance		R$ 79
Indexed to CLF [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance		6
Shares [member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 1,320	6
DV01	13
Postfixed assets [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 2,414	2,297
Under agreements to resell [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 697	R$ 777